Employee Benefits - Summary Of Number Of Exercisable Options (Detail)	Dec. 31, 2022 shares Options	Dec. 31, 2021 shares Options	Dec. 31, 2020 Options
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	6,417,665	5,047,455	0
Employee Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	1,285,619	1,584,192	0
Management Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	4,873,644	3,463,263	0
Founders Stock Option Plan [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement	258,402	0	0
Restricted Stock Units [Member]
Disclosure Of Detailed Information About Number Of Options Exercisable [Line Items]
Number of share options exercisable in share-based payment arrangement		0	0